Segment Information (Tables)	12 Months Ended
Nov. 03, 2019
Segment Reporting [Abstract]
Schedule of Segment Reporting

	Fiscal Year
	2019	2018	2017

	(In millions)
Net revenue:
Semiconductor solutions	$17,441	$19,068	$17,636
Infrastructure software	5,156	1,780	—
Total net revenue	$22,597	$20,848	$17,636

Operating income:
Semiconductor solutions	$8,148	$9,160	$7,970
Infrastructure software	3,781	1,250	—
Unallocated expenses	(8,485)	(5,275)	(5,599)
Total operating income	$3,444	$5,135	$2,371

Schedule of Revenue by Geographic Area
Net revenue by country is based on the geographic shipment or delivery location as specified by the distributors, OEMs, contract manufacturers, channel partners, or software customers who purchased our products or services. For the majority of our products, title and control transfer to our customers in Penang, Malaysia. The products are then transported to the customer specific locations. Net revenue from the United States for fiscal years 2019, 2018, and 2017 was $4,235 million, $2,697 million and $1,266 million, respectively. Net revenue from China (including Hong Kong) for fiscal years 2019, 2018 and 2017 was $8,056 million, $10,305 million and $9,460 million, respectively. Net revenue from Singapore for fiscal year 2019 was $2,507 million (amounts were below 10% for fiscal years 2018 and 2017). Net revenue from other foreign countries for fiscal years 2019, 2018 and 2017 was $7,799 million, $7,846 million and $6,910 million, respectively. These geographic delivery locations are not necessarily indicative of the geographic location of our end customers or the country in which our end customers sell devices containing our products. For example, we believe a substantial portion of our products shipped or delivered to China (including Hong Kong) is included in devices sold by our end customers in the United States and Europe.
Long-lived assets include property, plant and equipment and are based on the physical location of the assets.
Schedule of Long-lived Assets by Geographic Area

	November 3, 2019	November 4, 2018

	(In millions)
Long-lived assets:
United States	$1,763	$1,859
Taiwan	258	264
Other	544	512
Total long-lived assets	$2,565	$2,635